Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Plant and Equipment

NOTE 3 – PLANT AND EQUIPMENT

During the years ended December 31, 2012 and 2011, the Company reviewed its equipment requirements and modified its plant.

During the year ended December 31, 2012 the Company purchased equipment for a total cost of $106,280, and wrote off $9,893 of equipment.

During the year ended December 31, 2011, the Company purchased equipment for a total cost of $66,972, and disposed of redundant equipment for total proceeds of $14,500. Accordingly, $14,500 gain on disposal was recorded.

Plant and equipment at December 31, 2012 and December 31, 2011, consisted of the following:

PLANT AND EQUIPMENT	December 31, 2012	December 31, 2011
Building	$795,355	$795,355
Accumulated Depreciation	(590,227)	(507,311)
Equipment	1,007,660	916,582
Accumulated Depreciation	(742,111)	(679,837)
	$470,677	$524,789

Depreciation expense was $151,188 and $152,982, for the years ended December 31, 2012 and 2011 respectively.